Mining hardware prepayments	12 Months Ended
Jun. 30, 2023
Mining hardware prepayments [Abstract]
Mining hardware prepayments
Note 12.  Mining hardware prepayments

	Consolidated
	30 June 2023	30 June 2022
	US$’000	US$’000

Non-current assets
Mining hardware prepayments	68	158,184

As a result of an agreement signed on 8 February 2023, the Group utilized all remaining prepayments under its 10 EH/s contract with Bitmain, which included a concurrent sale of 2.3 EH/s of the remaining 6.7 EH/s contracted miners to a third party, to acquire 4.4 EH/s with no additional cash outlay.

During the year ended 30 June 2023, an impairment of $12,961,000 was recorded in relation to mining hardware prepayments of which $11,301,000 related to the above utilization of all prepayments under the 10 EH/s contract with Bitmain. An impairment of $1,660,000 was recorded against mining hardware prepayments held by IE CA 3 Holdings Ltd reducing the underlying carrying amount of the mining hardware prepayments held by IE CA 3 Holdings Ltd to $2,381,000 which were derecognized by the Group on deconsolidation of the entity on 03 February 2023. See note 16.